FLV P-1 05/14

SUPPLEMENT DATED MAY 1, 2014

TO THE PROSPECTUS DATED MAY 1, 2014

OF

FRANKLIN LARGE CAP VALUE VIP FUND

 (A series of Franklin Templeton Variable Insurance Products Trust)

The prospectus is amended as follows:

I. The “Fund Summaries – Portfolio Managers” section on page FLV-S4 is revised to read as follows:

Portfolio Managers

WILLIAM J. LIPPMAN   President of Advisory Services and portfolio manager of the Fund since inception (2005).

JAKOV STIPANOV, CFA   Portfolio Manager of Advisory Services and portfolio manager of the Fund since May 2014.

DONALD G. TAYLOR, CPA   Chief Investment Officer of Advisory Services and portfolio manager of the Fund since inception (2005).

BRUCE C. BAUGHMAN, CPA   Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2005).

II. The “Fund Details – Management” section disclosure concerning the portfolio management team beginning on page FLV-D5 is revised to read as follows:

The Fund is managed by a team of dedicated professionals focused on investments of large capitalization companies believed undervalued. The portfolio managers of the team are as follows:

WILLIAM J. LIPPMAN President of Advisory Services

Mr. Lippman assumed the duties of lead portfolio manager in 2007 and has been a portfolio manager of the Fund since its inception (2005). He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1988.

JAKOV STIPANOV, CFA Portfolio Manager of Advisory Services

Mr. Stipanov has been a portfolio manager of the Fund since May 2014, providing support to the lead portfolio manager(s) as needed. He joined Franklin Templeton Investments in 2010. Prior to joining Franklin Templeton Investments he served as an equity analyst with Systematic Financial where he conducted company-specific research spanning the market capitalization spectrum. He was a portfolio assistant with Scudder, Stevens and Clark and an analyst with Stein Roe Farnham, where he conducted fundamental research coverage on the technology sector.

DONALD G. TAYLOR, CPA Chief Investment Officer of Advisory Services	Mr. Taylor has been a portfolio manager of the Fund since its inception (2005), providing support to the lead portfolio manager(s) as needed. He joined Franklin Templeton Investments in 1996.

BRUCE C. BAUGHMAN, CPA Senior Vice President of Advisory Services	Mr. Baughman has been a portfolio manager of the Fund since its inception (2005), providing support to the lead portfolio manager(s) as needed. He joined Franklin Templeton Investments in 1988.

Please keep this supplement with your prospectus for future reference.

FSV P-1 05/14

SUPPLEMENT DATED MAY 1, 2014

TO THE PROSPECTUSES DATED MAY 1, 2014

OF

FRANKLIN SMALL CAP VALUE VIP FUND

 (A series of Franklin Templeton Variable Insurance Products Trust)

The prospectus is amended as follows:

I. The “Fund Summaries – Portfolio Managers” section on page FSV-S4 is revised to read as follows:

Portfolio Managers

STEVEN B. RAINERI   Portfolio Manager of Advisory Services and portfolio manager of the Fund since 2012.

DONALD G. TAYLOR, CPA   Chief Investment Officer of Advisory Services and portfolio manager of the Fund since inception (1998).

BRUCE C. BAUGHMAN, CPA   Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (1998).

WILLIAM J. LIPPMAN   President of Advisory Services and portfolio manager of the Fund since inception (1998).

II. The “Fund Details – Management” section disclosure concerning the portfolio management team beginning on page FSV-D4 is revised to read as follows:

The Fund is managed by a team of dedicated professionals focused on investments of small cap value companies. The portfolio managers of the team are as follows:

STEVEN B. RAINERI Portfolio Manager of Advisory Services	Mr. Raineri has been a co-lead portfolio manager of the Fund since 2012. He joined Franklin Templeton Investments in 2005.

DONALD G. TAYLOR, CPA Chief Investment Officer of Advisory Services	Mr. Taylor has been a portfolio manager of the Fund since its inception (1998). He joined Franklin Templeton Investments in 1996.

BRUCE C. BAUGHMAN, CPA Senior Vice President of Advisory Services	Mr. Baughman has been a portfolio manager of the Fund since its inception (1998). He joined Franklin Templeton Investments in 1988.

WILLIAM J. LIPPMAN President of Advisory Services	Mr. Lippman has been the lead portfolio manager of the Fund since its inception and became a co-lead in 2007. He joined Franklin Templeton Investments in 1988.

Please keep this supplement with your prospectus for future reference.